UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2019

Date of reporting period:	January 31, 2019

Item 1. Schedule of Investments:

Putnam Sustainable Future Fund
The fund's portfolio
1/31/19 (Unaudited)

COMMON STOCKS (94.1%)(a)
	Shares	Value
Banks (5.4%)
First Republic Bank	108,700	$10,503,681
Webster Financial Corp.	169,000	9,105,720

		19,609,401
Beverages (1.2%)
Keurig Dr Pepper, Inc.	162,800	4,431,416

		4,431,416
Biotechnology (2.6%)
Bluebird Bio, Inc.(NON)(S)	11,300	1,507,759
Clovis Oncology, Inc.(NON)(S)	37,700	956,072
Galapagos NV ADR (Belgium)(NON)(S)	20,900	2,145,176
Vertex Pharmaceuticals, Inc.(NON)	26,200	5,001,842

		9,610,849
Building products (0.5%)
Owens Corning	32,573	1,706,499

		1,706,499
Capital markets (4.1%)
BlackRock, Inc.	19,100	7,928,028
MSCI, Inc.	40,100	6,827,827

		14,755,855
Chemicals (5.9%)
Chr Hansen Holding A/S (Denmark)	73,717	6,984,715
Ecolab, Inc.	24,300	3,843,531
Novozymes A/S Class B (Denmark)	252,130	10,518,302

		21,346,548
Commercial services and supplies (1.3%)
Interface, Inc.	292,660	4,802,551

		4,802,551
Containers and packaging (1.7%)
Ball Corp.	116,100	6,069,708

		6,069,708
Diversified financial services (1.2%)
Eurazeo SA (France)	57,244	4,252,343

		4,252,343
Electric utilities (1.6%)
NextEra Energy, Inc.	33,500	5,995,830

		5,995,830
Electrical equipment (1.1%)
Sunrun, Inc.(NON)(S)	291,357	3,875,048

		3,875,048
Food products (3.0%)
McCormick & Co., Inc. (non-voting shares)	88,800	10,979,232

		10,979,232
Health-care equipment and supplies (12.6%)
Becton Dickinson and Co. (BD)	65,523	16,345,368
Danaher Corp.	119,600	13,266,032
Edwards Lifesciences Corp.(NON)	37,200	6,339,624
Penumbra, Inc.(NON)(S)	68,200	9,923,782

		45,874,806
Health-care providers and services (0.9%)
HealthEquity, Inc.(NON)	52,900	3,297,786

		3,297,786
Health-care technology (2.4%)
Teladoc Health, Inc.(NON)(S)	137,100	8,801,820

		8,801,820
Hotels, restaurants, and leisure (4.8%)
Chipotle Mexican Grill, Inc.(NON)(S)	14,900	7,891,189
Vail Resorts, Inc.	50,100	9,431,826

		17,323,015
Insurance (1.7%)
Prudential PLC (United Kingdom)	320,616	6,246,820

		6,246,820
Interactive media and services (4.2%)
Alphabet, Inc. Class A(NON)	10,000	11,258,900
Eventbrite, Inc. Class A(NON)(S)	130,172	3,906,462

		15,165,362
Internet and direct marketing retail (0.9%)
Stitch Fix, Inc. Class A(NON)(S)	146,500	3,288,925

		3,288,925
IT Services (5.0%)
DXC Technology Co.	127,300	8,162,476
Mastercard, Inc. Class A	46,800	9,880,884

		18,043,360
Life sciences tools and services (0.9%)
Bio-Rad Laboratories, Inc. Class A(NON)	12,900	3,223,323

		3,223,323
Machinery (4.1%)
Fortive Corp.	131,500	9,861,185
Xylem, Inc.	69,300	4,938,318

		14,799,503
Personal products (3.5%)
Unilever PLC (United Kingdom)	243,944	12,748,677

		12,748,677
Pharmaceuticals (2.1%)
Jazz Pharmaceuticals PLC(NON)	47,000	5,916,830
Medicines Co. (The)(NON)(S)	75,600	1,747,116

		7,663,946
Semiconductors and semiconductor equipment (4.9%)
Applied Materials, Inc.	62,700	2,450,316
ASML Holding NV (Netherlands)	16,300	2,852,989
First Solar Inc.(NON)	68,700	3,475,533
NXP Semiconductors NV	50,300	4,377,609
ON Semiconductor Corp.(NON)	222,700	4,462,908

		17,619,355
Software (13.4%)
Adobe, Inc.(NON)	48,700	12,068,834
DocuSign, Inc.(NON)(S)	112,400	5,558,180
Everbridge, Inc.(NON)(S)	180,200	11,147,172
Salesforce.com, Inc.(NON)	108,500	16,488,744
Talend SA ADR(NON)	92,100	3,426,120

		48,689,050
Specialty retail (1.3%)
TJX Cos., Inc. (The)	96,124	4,780,247

		4,780,247
Textiles, apparel, and luxury goods (1.8%)
adidas AG (Germany)	26,846	6,382,189

		6,382,189

Total common stocks (cost $314,562,176)		$341,383,464

SHORT-TERM INVESTMENTS (18.2%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 2.65%(AFF)	50,719,450	$50,719,450
Putnam Short Term Investment Fund 2.65%(AFF)	15,489,072	15,489,072

Total short-term investments (cost $66,208,522)		$66,208,522
TOTAL INVESTMENTS

Total investments (cost $380,770,698)		$407,591,986

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2018 through January 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $362,976,749.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Shares outstanding and fair value as of 7/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/19
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$7,171,200	$208,048,553	$164,500,303	$528,371	$50,719,450
	Putnam Short Term Investment Fund**	13,368,105	72,468,705	70,347,738	162,943	15,489,072

	Total Short-term investments	$20,539,305	$280,517,258	$234,848,041	$691,314	$66,208,522
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $50,719,450, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $50,352,102. Certain of these securities were sold prior to the close of the reporting period.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$15,165,362	$—	$—
Consumer discretionary	31,774,376	—	—
Consumer staples	28,159,325	—	—
Financials	44,864,419	—	—
Health care	78,472,530	—	—
Industrials	25,183,601	—	—
Information technology	84,351,765	—	—
Materials	27,416,256	—	—
Utilities	5,995,830	—	—

Total common stocks	341,383,464	—	—
Short-term investments	15,489,072	50,719,450	—

Totals by level	$356,872,536	$50,719,450	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 28, 2019